Fair Value Measurements - Schedule of Assets that are Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
U.S. Treasury Bills held in Trust Account [Member] | Level 1 [Member]
Assets:
U.S. Treasury Bills held in Trust Account (Matures on July 31, 2025)	$ 196,513,230	$ 192,448,657